Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Reconciles Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Income before tax	4,797,146	4,147,616	2,457,817	1,828,051
Singapore statutory income tax rate	17%	17%	17%	17%
Income tax expense computed at statutory rate	815,515	705,095	417,829	310,769

Reconciling items:
Income not subject to tax in Singapore	(328)	(40,126)	(1,774)	(1,319)
Non-deductible expenses	121,264	131,965	160,622	118,163
Tax exemption and rebates	(47,489)	(43,760)	(55,425)	(41,224)
Utilization of prior year deferred tax assets not recognized	(18,637)	—	—	—
Under/ (Over provision) of tax in prior financial year	—	19,016	(205,399)	(152,770)
Others	—	20,017	(95,901)	(70,025)
Income tax expenses	870,325	792,207	219,952	163,594